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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604

                          Pioneer Growth Shares Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------















--------------------------------------------------------------------------------

                                     Pioneer
                                     -------
                                     GROWTH
                                     SHARES

                                   Semiannual
                                     Report

                                     6/30/05


                                 [LOGO] PIONEER
                                        Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                10

Portfolio Management Discussion                                12

Schedule of Investments                                        16

Financial Statements                                           22

Notes to Financial Statements                                  32

Factors Considered by the Independent Trustees in Approving
the Management Contract                                        40

Trustees, Officers and Service Providers                       46

The Pioneer Family of Mutual Funds                             47

Retirement Plans from Pioneer                                  48

Pioneer Growth Shares

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,

/s/ Osbert M. Hood


Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------

[THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

(As a percentage of total investment portfolio)

U.S Common Stocks                            90.7%
Temporary Cash Investment                     2.0%
Despositary Receipts of International Stocks  7.3%


[THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Sector Distribution
--------------------------------------------------------------------------------

(As a percentage of equity holdings)

Information Technology              32.9%
Health Care                         21.0%
Consumer Discretionary              15.6%
Consumer Staples                    12.7%
Industrials                          7.8%
Financials                           6.7%
Telecommunication Services           1.7%
Energy                               1.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)



 1. Microsoft Corp.          5.78%
 2. Cisco Systems, Inc.      4.03
 3. Symantec Corp.           3.67
 4. PepsiCo, Inc.            3.17
 5. Procter & Gamble, Co.    3.10
 6. Amgen, Inc.              3.00
 7. Qualcomm, Inc.           2.95
 8. Lowe's Companies, Inc.   2.79
 9. Altria Group, Inc.       2.67
10. Cardinal Health, Inc.    2.60

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Growth Shares

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

         Class         6/30/05   12/31/04
         -----         -------   --------
           A           $11.86    $12.13
           B           $10.81    $11.11
           C           $10.93    $11.23
           R           $11.84    $12.12
           Y           $12.46    $12.70
    Investor Class    $11.90    $12.14

 Distributions Per Share
--------------------------------------------------------------------------------


                                    1/1/05 - 6/30/05
                                    ----------------
                            Net
                        Investment     Short-Term      Long-Term
         Class            Income     Capital Gains   Capital Gains
         -----            ------     -------------   -------------
           A              $ -           $ -             $ -
           B              $ -           $ -             $ -
           C              $ -           $ -             $ -
           R              $ -           $ -             $ -
           Y              $ -           $ -             $ -
    Investor Class        $ -           $ -             $ -

Pioneer Growth Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)

                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                     6.27%       5.65%
5 Years                     -8.77       -9.84
1 Year                       5.31       -0.77

--------------------------------------------------------------------------------

[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


               Pioneer Growth     Russell 1000
                  Shares          Growth Index

Jun-95             9,425           10,000
                  11,346           12,782
Jun-97            17,022           16,785
                  23,984           22,052
Jun-99            28,581           28,066
                  27,416           35,267
Jun-01            22,826           22,510
                  15,047           16,548
Jun-03            15,047           17,033
                  16,448           20,080
Jun-05            17,322           20,421

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)
                              If         If
Period                       Held     Redeemed
10 Years                     5.42%      5.42%
5 Years                     -9.56      -9.56
1 Year                       4.44       0.44

--------------------------------------------------------------------------------

[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

               Pioneer Growth     Russell 1000
                  Shares          Growth Index
Jun-95            10,000            10,000
                  11,962            12,782
Jun-97            17,810            16,785
                  24,885            22,052
Jun-99            29,419            28,066
                  28,000            35,267
Jun-01            23,138            22,510
                  15,143            16,548
Jun-03            15,002            17,033
                  16,225            20,080
Jun-05            16,946            20,421

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)
                              If         If
Period                       Held     Redeemed
Life of Class
(1/31/96)                    4.55%      4.55%
5 Years                     -9.49      -9.49
1 Year                       4.49       4.49

--------------------------------------------------------------------------------


[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


               Pioneer Growth     Russell 1000
                  Shares          Growth Index

Jan-96            10,000            10,000
                  10,627            10,845
Jun-97            15,888            14,242
                  22,229            18,710
Jun-99            26,303            23,813
                  25,019            29,923
Jun-01            20,678            19,099
                  13,544            14,041
Jun-03            13,419            14,452
                  14,546            17,037
Jun-05            15,199            17,327

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)
                             If       If
Period                      Held   Redeemed
Life-of-Class
(12/11/04)                  1.19%   1.19%


--------------------------------------------------------------------------------


[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


               Pioneer Growth     Russell 1000
                  Shares          Growth Index

Dec-04           10,000            10,000
Jun-05            9,802             9,828


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Growth Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares Fund, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)
                              If         If
Period                       Held     Redeemed
10 Years                     5.87%      5.87%
5 Years                     -9.00      -9.00
1 Year                       5.28       5.28


--------------------------------------------------------------------------------


[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


               Pioneer Growth     Russell 1000
                  Shares          Growth Index


Jun-95            10,000            10,000
                  11,964            12,782
Jun-97            17,857            16,785
                  25,045            22,052
Jun-99            29,702            28,066
                  28,348            35,267
Jun-01            23,482            22,510
                  15,402            16,548
Jun-03            15,357            17,033
                  16,801            20,080
Jun-05            17,688            20,421

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(As of June 30, 2005)
                              If         If
Period                       Held     Redeemed
10 Years                     6.85%      6.85%
5 Years                     -8.14      -8.14
1 Year                       6.12       6.12

--------------------------------------------------------------------------------

[THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


               Pioneer Growth     Russell 1000
                  Shares          Growth Index

Jun-95            10,000           10,000
                  12,035           12,782
Jun-97            18,055           16,785
                  25,453           22,052
Jun-99            30,459           28,066
                  29,642           35,267
Jun-01            24,855           22,510
                  16,482           16,548
Jun-03            16,606           17,033
                  18,274           20,080
Jun-05            19,393           20,421



Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 4/30/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares

Based on actual returns from January 1, 2005 through June 30, 2005



                                                                        Investor
Share Class                          A            B            C          Class          R            Y
----------------------------------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/05
Ending Account Value            $  977.70    $  973.00    $  973.30    $  960.90    $  976.90    $  981.10
On 6/30/05
Expenses Paid During Period*    $    6.77    $   11.30    $   10.72    $    4.28    $    7.65    $    3.44

 * Expenses are equal to the Fund's annualized expense ratio of 1.38%, 2.31%, 2.19%, 1.56%, 0.70%, and 0.88%, for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Growth Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005


                                                                        Investor
Share Class                          A            B            C          Class          R            Y
----------------------------------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/05*
Ending Account Value            $1,017.95    $1,013.34    $1,013.93    $1,020.43    $1,017.06    $1,021.32
On 6/30/05
Expenses Paid During Period*    $    6.90    $   11.53    $   10.94    $    4.41    $    7.80    $    3.51

 * Expenses are equal to the Fund's annualized expense ratio of 1.38%, 2.31%, 2.19%, 1.56%, 0.70, and 0.88%, for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Growth Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Large company growth stocks slumped early in 2005 before staging a comeback in May and June. However, the comeback was not sufficient to avoid negative results for growth stocks for the six months ended June 30, 2005. In the following interview, Christopher Galizio discusses the factors that affected the performance of Pioneer Growth Shares during the six months ended June 30, 2005. Mr. Galizio is one of the co-managers responsible for day-to-day portfolio management of the Fund.

Q: How did the Fund perform during the six months ended June 30, 2005?

A: Performance slightly lagged that of the large-cap growth universe, principally because of poor results from a few holdings. For the first six months of 2005, the Fund's Class A shares had a total return at net asset value of -2.23%. During the same six months, the Russell 1000 Growth Index returned -1.72%, while the average return of the 670 funds in Lipper's Large Cap Growth Fund category was -1.75%.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors affecting the Fund's results for the period?

A: We made good sector allocations during the six months, helping to support
   Fund performance. We began 2005 with an emphasis on the cyclical sectors, notably the materials, industrials and energy areas. We saw that the economy was continuing to recover and a number of shortages were occurring in commodity markets, including copper. After these stocks rallied in the early months of the year, we took profits and reduced our positions substantially, even eliminating the Fund's materials investments. We believed the share prices of many of these companies had gone higher than we thought the corporations' values merited, and we decided to sell into strong demand. We were concerned that market interest rates - which had been declining despite the tightening policies of

Pioneer Growth Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the U.S. Federal Reserve Board - finally would begin to rise, adversely affecting cyclical stocks. Our worry about the risk of higher interest rates also prompted us to reduce our investments in consumer discretionary stocks, especially retailers. As we did this, we moved from cyclical stocks into other growth stocks, including information technology and health care. Both those sectors went from being underweighted (relative to the Fund's benchmark) to being emphasized over the course of the six months. In general, we believed it was time to move into companies with long-term growth prospects not dependent on cyclical movements in the economy or in commodity prices or interest rates. As we added to our information technology investments, we established positions in leading technology companies, such as Qualcomm and Cisco Systems.

Q: What were some of the individual investments that helped support performance?

A: Our investment in Texas Instruments was a major help to performance as it appreciated significantly with improved earnings prospects of its semiconductors and wireless phones and the introduction of a new generation of wireless telecommunications technology.

   Two of our best decisions were to avoid or de-emphasize major companies that were significant parts of the Russell 1000 Growth Index. We completely avoided any IBM stock, which declined by 20% during the six months. We also limited exposure to Internet auction company eBay, whose growth slowed and revenues declined in the face of new competition. eBay's stock declined 41% over the period.

   Two generic drug manufacturers turned in stellar performance for the period. Both IVAX and Endo Pharmaceutical rose with the improving outlook for generic manufacturers as several major drugs were scheduled to lose their patent protection in the near future. Both firms also had company-specific issues that gave their share prices extra support. IVAX received FDA approval of a new technology for inhalers for asthma patients that does not pose a danger to the ozone layer, while Endo won a court case challenging another company's claimed patent for the pain reliever oxycontin.

Pioneer Growth Shares

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                             (continued)
--------------------------------------------------------------------------------

   Other strong performers included copper miners Phelps Dodge and Freeport-McMoRan, both of which we sold before the period ended, Altria Group, which won a court fight in a tobacco liability suit in which it was a defendant, and Hewlett-Packard, which gained on news of the appointment of a new chief executive.

Q: What were some of the investments that held back performance?

A: The biggest disappointment was Avaya, the producer of enterprise telephone systems for large corporations and other major institutions, whose stock price declined by 50%. Avaya offers large enterprises both traditional phone equipment as well as a newer technology that helps institutions transition to Internet-based phone systems. However, sales of the traditional equipment lagged, while the new technology failed to meet expectations. Despite the disappointment, we have retained the position, as the stock price has become very inexpensive and we still think the company has potential for significant earnings improvement.

   We also continue to own another notable detractor, information technology consulting company Accenture. The company reported disappointing earnings because one of its major contracts produced lower revenues than had been anticipated. However, we think this was a short-term problem and that the company has the potential to recover.

   Another disappointment was American International Group, the giant insurer, whose stock price plummeted in the midst of an SEC investigation into its finances that resulted in the forced resignation of its long-time chief executive.

   Not owning Intel was another decision that detracted from results. We did not view Intel, which produces 80% of the semiconductors for personal computers, as a true growth stock. However, the stock rose by 15% for the six months as the company successfully drove down its costs and improved its profitability. Similarly, not owning Pfizer, Johnson & Johnson and Genentech, all major companies in the health care sector, held back performance as all three did well.

Pioneer Growth Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What is your outlook for the coming months?

A: We believe the best opportunities will come from investments in secular, or long-term, growth companies, that are less sensitive to interest rates and the business cycle than are cyclical companies. We think interest rates are very low and due to start rising, while oil and basic materials prices may be vulnerable to price corrections.

   We have seen particular value in the information technology and health care companies, which have the potential to produce more consistent earnings.
















Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                            Value
                COMMON STOCKS - 99.8%
                Energy - 1.6%
                Integrated Oil & Gas - 1.6%
    71,300      Occidental Petroleum Corp.                    $  5,485,109
   171,800      Repsol SA (A.D.R.) (b)                           4,317,334
                                                              ------------
                                                              $  9,802,443
                                                              ------------
                Total Energy                                  $  9,802,443
                                                              ------------
                Capital Goods - 7.1%
                Aerospace & Defense - 1.7%
    57,600      L-3 Communications Holdings, Inc.             $  4,411,008
   118,600      United Technologies Corp.                        6,090,110
                                                              ------------
                                                              $ 10,501,118
                                                              ------------
                Building Products - 1.2%
   170,120      American Standard Companies, Inc.             $  7,131,430
                                                              ------------
                Construction & Farm Machinery & Heavy Trucks - 1.7%
   156,900      Deere & Co.                                   $ 10,275,381
                                                              ------------
                Industrial Conglomerates - 1.3%
   278,700      Tyco International, Ltd.                      $  8,138,040
                                                              ------------
                Industrial Machinery - 1.2%
    89,700      Illinois Tool Works, Inc.                     $  7,147,296
                                                              ------------
                Total Capital Goods                           $ 43,193,265
                                                              ------------
                Commercial Services & Supplies - 0.7%
                Diversified Commercial Services - 0.7%
    71,400      The Dun & Bradstreet Corp.*                   $  4,401,810
                                                              ------------
                Total Commercial Services & Supplies          $  4,401,810
                                                              ------------
                Consumer Durables & Apparel - 0.8%
                Apparel, Accessories & Luxury Goods - 0.8%
   120,400      Liz Claiborne, Inc.                           $  4,787,104
                                                              ------------
                Total Consumer Durables & Apparel             $  4,787,104
                                                              ------------
                Consumer Services - 1.8%
                Education Services - 1.0%
    80,900      Apollo Group, Inc.*                           $  6,327,998
                                                              ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                        Value
                Hotels, Resorts & Cruise Lines - 0.8%
    86,100      Carnival Corp.                            $  4,696,755
                                                          ------------
                Total Consumer Services                   $ 11,024,753
                                                          ------------
                Media - 4.5%
                Advertising - 0.9%
    70,300      Omnicom Group                             $  5,614,158
                                                          ------------
                Broadcasting & Cable TV - 2.2%
 1,314,600      Liberty Media Corp.*                      $ 13,395,774
                                                          ------------
                Movies & Entertainment - 1.4%
   343,040      The Walt Disney Co.                       $  8,637,747
                                                          ------------
                Total Media                               $ 27,647,679
                                                          ------------
                Retailing - 8.5%
                Apparel Retail - 2.6%
   131,200      Aeropostale, Inc.*                        $  4,408,320
   472,500      TJX Companies, Inc.                         11,505,375
                                                          ------------
                                                          $ 15,913,695
                                                          ------------
                Computer & Electronics Retail - 1.2%
   106,900      Best Buy Co., Inc.                        $  7,327,995
                                                          ------------
                Home Improvement Retail - 4.7%
   304,900      Home Depot, Inc.                          $ 11,860,610
   292,300      Lowe's Companies, Inc.                      17,017,706
                                                          ------------
                                                          $ 28,878,316
                                                          ------------
                Total Retailing                           $ 52,120,006
                                                          ------------
                Food, Beverage & Tobacco - 7.4%
                Soft Drinks - 4.8%
   166,300      Fomento Economico Mexicano SA de C.V.     $  9,906,491
   358,250      PepsiCo, Inc.                               19,320,423
                                                          ------------
                                                          $ 29,226,914
                                                          ------------
                Tobacco - 2.6%
   251,600      Altria Group, Inc.                        $ 16,268,456
                                                          ------------
                Total Food, Beverage & Tobacco            $ 45,495,370
                                                          ------------
                Household & Personal Products - 5.2%
                Household Products - 3.1%
   358,200      Procter & Gamble Co.                      $ 18,895,050
                                                          ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Growth Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                        Value
               Personal Products - 2.1%
   344,700     Avon Products, Inc.                        $ 13,046,895
                                                          ------------
               Total Household & Personal Products        $ 31,941,945
                                                          ------------
               Health Care Equipment & Services - 8.4%
               Health Care Distributors - 2.6%
275,700        Cardinal Health, Inc.                      $ 15,874,806
                                                          ------------
               Health Care Equipment - 4.9%
247,900        Biomet, Inc.                               $  8,587,256
415,700        Boston Scientific Corp.*                     11,223,900
144,550        Guidant Corp.                                 9,728,215
                                                          ------------
                                                          $ 29,539,371
                                                          ------------
               Health Care Services - 0.9%
229,500        IMS Health, Inc. (b)                       $  5,684,715
                                                          ------------
               Total Health Care Equipment & Services     $ 51,098,892
                                                          ------------
               Pharmaceuticals & Biotechnology - 12.6%
               Biotechnology - 4.7%
302,800        Amgen, Inc.*                               $ 18,307,288
111,500        Biogen Idec, Inc.*(b)                         3,841,175
146,500        Gilead Sciences, Inc.*                        6,444,535
                                                          ------------
                                                          $ 28,592,998
                                                          ------------
               Pharmaceuticals - 7.9%
207,100        AstraZeneca Plc (A.D.R.)                   $  8,544,946
235,600        Bristol-Myers Squibb Co.                      5,885,288
380,691        Endo Pharmaceuticals Holdings, Inc.*         10,004,559
557,100        IVAX Corp.*                                  11,977,650
117,600        Merck & Co., Inc.                             3,622,080
255,596        Par Pharmaceutical Co., Inc.*                 8,130,509
                                                          ------------
                                                          $ 48,165,032
                                                          ------------
               Total Pharmaceuticals & Biotechnology      $ 76,758,030
                                                          ------------
               Banks - 1.3%
               Diversified Banks - 1.3%
162,900        Wachovia Corp.                             $  8,079,840
                                                          ------------
               Total Banks                                $  8,079,840
                                                          ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Diversified Financials - 3.2%
               Consumer Finance - 0.8%
    60,100     Capital One Financial Corp. (b)              $  4,808,601
                                                            ------------
               Diversified Financial Services - 2.4%
   314,750     Citigroup, Inc.                              $ 14,550,893
                                                            ------------
               Total Diversified Financials                 $ 19,359,494
                                                            ------------
               Insurance - 2.2%
               Multi-Line Insurance - 2.2%
   231,500     American International Group, Inc.           $ 13,450,150
                                                            ------------
               Total Insurance                              $ 13,450,150
                                                            ------------
               Software & Services - 13.1%
               IT Consulting & Other Services - 2.0%
   533,900     Accenture, Ltd.*                             $ 12,103,513
                                                            ------------
               Systems Software - 11.1%
 1,419,300     Microsoft Corp.                              $ 35,255,412
   453,800     Macrovision Corp.*                             10,228,652
 1,028,900     Symantec Corp.*                                22,368,286
                                                            ------------
                                                            $ 67,852,350
                                                            ------------
               Total Software & Services                    $ 79,955,863
                                                            ------------
               Technology Hardware & Equipment - 16.9%
               Communications Equipment - 8.8%
 1,323,300     Avaya, Inc.*                                 $ 11,009,856
 1,287,400     Cisco Systems, Inc.*                           24,602,214
   544,600     Qualcomm, Inc.                                 17,977,246
                                                            ------------
                                                            $ 53,589,316
                                                            ------------
               Computer Hardware - 4.3%
   368,900     Dell, Inc.*                                  $ 14,575,239
   507,500     Hewlett-Packard Co.                            11,931,325
                                                            ------------
                                                            $ 26,506,564
                                                            ------------
               Computer Storage & Peripherals - 1.7%
   441,800     Sandisk Corp.*                               $ 10,483,914
                                                            ------------
               Electronic Equipment & Instruments - 2.1%
    52,700     Samsung Electronics                          $ 12,634,825
                                                            ------------
               Total Technology Hardware & Equipment        $103,214,619
                                                            ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Growth Shares

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------


   Shares                                                            Value
                Semiconductors - 2.9%
    90,700      Linear Technology Corp.                       $  3,327,783
   506,800      Texas Instruments, Inc.                         14,225,876
                                                              ------------
                                                              $ 17,553,659
                                                              ------------
                Total Semiconductors                          $ 17,553,659
                                                              ------------
                Telecommunication Services - 1.7%
                Wireless Telecommunication Services - 1.7%
   424,200      Vodafone Group Plc (A.D.R.)                   $ 10,316,544
                                                              ------------
                Total Telecommunication Services              $ 10,316,544
                                                              ------------
                TOTAL COMMON STOCKS
                (Cost $596,408,514)                           $610,201,466
                                                              ------------
                TEMPORARY CASH INVESTMENT - 2.0%
                Security Lending Collateral - 2.0%
12,270,082      Securities Lending Investment Fund, 3.29%     $ 12,270,082
                                                              ------------
                TOTAL TEMPORARY CASH INVESTMENT
                (Cost $12,270,082)                            $ 12,270,082
                                                              ------------
                TOTAL INVESTMENTS IN SECURITIES - 101.8%
                (Cost $608,678,595)(a)                        $622,471,548
                                                              ------------
                OTHER ASSETS AND LIABILITIES - (1.8)%         $(11,132,095)
                                                              ------------
                TOTAL NET ASSETS - 100.0%                     $611,339,453
                                                              ============

(A.D.R.) American Depositary Receipt


*        Non-income producing security


(a)   At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $620,513,399 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                                              $ 28,462,092

      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                                               (26,503,943)
                                                                                             ------------
      Net unrealized gain                                                                    $  1,958,149
                                                                                             ============


20   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b)   At June 30, 2005, the following securities were out on loan:

                                                      Market
      Shares                  Security                 Value
       68,300     Biogen Idec, Inc.               $ 2,352,935
       52,835     Capital One Financial Corp.       4,227,328
       66,309     IMS Health, Inc.                  1,642,474
      158,280     Repsol SA (A.D.R.)                3,977,576
                                                  -----------
                  Total                           $12,200,313
                                                  ===========

      Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 aggregated $272,006,108 and $359,989,381, respectively.

 The accompanying notes are an integral part of these financial statements.   21

Pioneer Growth Shares

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $12,200,313) (cost $608,678,595)                          $  622,471,548
  Receivables -
    Investment securities sold                                     7,597,327
    Fund shares sold                                                 169,036
    Dividends, interest and foreign taxes withheld                   662,553
  Other                                                                  851
                                                              --------------
     Total assets                                             $  630,901,315
                                                              --------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $    3,382,047
    Fund shares repurchased                                          914,385
    Upon return of securities loaned                              12,270,082
  Due to bank                                                      2,326,407
  Due to affiliates                                                  563,485
  Accrued expenses                                                   105,456
                                                              --------------
     Total liabilities                                        $   19,561,862
                                                              --------------
NET ASSETS:
  Paid-in capital                                             $1,151,429,669
  Accumulated net investment loss                                 (1,367,862)
  Accumulated net realized loss on investments                  (552,515,307)
  Net unrealized gain on investments                              13,792,953
                                                              --------------
     Total net assets                                         $  611,339,453
                                                              ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $417,138,746/35,172,150 shares)           $        11.86
                                                              ==============
  Class B (based on $148,195,493/13,714,895 shares)           $        10.81
                                                              ==============
  Class C (based on $41,822,740/3,826,177 shares)             $        10.93
                                                              ==============
  Investor Class (based on $1,292,884/108,686 shares)         $        11.90
                                                              ==============
  Class R (based on $306,414/25,889 shares)                   $        11.84
                                                              ==============
  Class Y (based on $2,583,176/207,385 shares)                $        12.46
                                                              ==============
MAXIMUM OFFERING PRICE:
  Class A ($11.86 [divided by] 94.25%)                        $        12.58
                                                              ==============


22   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $50,920)     $3,903,520
  Income from securities loaned, net                            3,792
                                                           ----------
     Total investment income                                               $  3,907,312
                                                                           ------------
EXPENSES:
  Management fees
    Basic Fee                                              $2,218,489
    Performance Adjustment                                   (256,428)
  Transfer agent fees and expenses
    Class A                                                 1,016,922
    Class B                                                   505,187
    Class C                                                   114,840
    Investor Class                                              4,361
    Class R                                                       540
    Class Y                                                       226
  Distribution fees
    Class A                                                   514,212
    Class B                                                   790,382
    Class C                                                   221,947
    Class R                                                       778
  Administrative reimbursements                                66,009
  Custodian fees                                               19,500
  Registration fees                                            54,832
  Professional fees                                            33,980
  Printing expense                                             41,486
  Fees and expenses of nonaffiliated trustees                   8,731
  Miscellaneous                                                22,710
                                                           ----------
     Total expenses                                                        $  5,378,704
     Less fees paid indirectly                                                  (30,655)
                                                                           ------------
     Net expenses                                                          $  5,348,049
                                                                           ------------
       Net investment loss                                                 $ (1,440,737)
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $ 22,682,686
  Change in net unrealized gain on investments                             $(38,495,525)
                                                                           ------------
    Net loss on investments                                                $(15,812,839)
                                                                           ------------
    Net decrease in net assets resulting from operations                   $(17,253,576)
                                                                           ============


 The accompanying notes are an integral part of these financial statements.   23

Pioneer Growth Shares

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and the Year Ended 12/31/04

                                                          Six Months
                                                             Ended
                                                            6/30/05          Year Ended
                                                          (unaudited)         12/31/04
FROM OPERATIONS:
Net investment income (loss)                            $   (1,440,737)   $      424,918
Net realized gain on investments                            22,682,686        34,478,680
Change in net unrealized gain (loss) on investments        (38,495,525)        2,090,357
                                                        --------------    --------------
    Net increase (decrease) in net assets resulting
     from operations                                    $  (17,253,576)   $   36,993,955
                                                        --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.00 and $0.01 per share, respectively)     $            -    $     (329,850)
  Class R ($0.00 and $0.09 per share, respectively)                  -            (1,102)
  Class Y ($0.00 and $0.05 per share, respectively)                  -           (21,091)
                                                        --------------    --------------
     Total distributions to shareowners                 $            -    $     (352,043)
                                                        --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $   30,306,336    $   79,782,136
Shares issued in reorganization                                      -         6,560,837
Reinvestment of distributions                                        -           314,534
Cost of shares repurchased                                (113,222,154)     (201,109,917)
                                                        --------------    --------------
    Net decrease in net assets resulting from
     Fund share transactions                            $  (82,915,818)   $ (114,452,410)
                                                        --------------    --------------
    Net decrease in net assets                          $ (100,169,394)   $  (77,810,498)

NET ASSETS:
Beginning of period                                        711,508,847       789,319,345
                                                        --------------    --------------
End of period (including accumulated undistributed
  net investment income (loss) of ($1,367,862)
  and $72,875 respectively)                             $  611,339,453    $  711,508,847
                                                        ==============    ==============


24   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  '05 Shares       '05 Amount       '04 Shares        '04 Amount
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                         1,619,876     $ 19,153,198        4,474,485      $  50,703,873
Reinvestment of distributions               -                -           26,505            312,497
Less shares repurchased            (5,599,097)     (66,253,218)     (10,548,481)      (118,146,700)
                                   ----------     ------------      -----------      -------------
    Net decrease                   (3,979,221)    $(47,100,020)      (6,047,491)     $ (67,130,330)
                                   ==========     ============      ===========      =============
CLASS B
Shares sold                           593,153     $  6,415,595        1,552,352      $  16,119,854
Less shares repurchased            (2,778,534)     (30,029,382)      (5,901,859)       (61,066,388)
                                   ----------     ------------      -----------      -------------
    Net decrease                   (2,185,381)    $(23,613,787)      (4,349,507)     $ (44,946,534)
                                   ==========     ============      ===========      =============
CLASS C
Shares sold                           392,575     $  4,297,633        1,128,809      $  11,943,232
Less shares repurchased            (1,008,233)     (11,018,302)      (1,980,489)       (20,575,126)
                                   ----------     ------------      -----------      -------------
    Net decrease                     (615,658)    $ (6,720,669)        (851,680)     $  (8,631,894)
                                   ==========     ============      ===========      =============
INVESTOR CLASS
Shares sold                                 -     $          -                -      $           -
Shares issued in
  reorganization                            -                -          557,894          6,560,837
Less shares repurchased              (448,202)      (5,293,397)          (1,006)           (12,164)
                                   ----------     ------------      -----------      -------------
    Net increase (decrease)          (448,202)    $ (5,293,397)         556,888      $   6,548,673
                                   ==========     ============      ===========      =============
CLASS R (a)
Shares sold                             3,647     $     43,319           26,538      $     290,979
Reinvestment of distributions               -                -               43                503
Less shares repurchased                (2,113)         (24,505)          (2,547)           (28,795)
                                   ----------     ------------      -----------      -------------
    Net increase                        1,534     $     18,814           24,034      $     262,687
                                   ==========     ============      ===========      =============
CLASS Y
Shares sold                            32,050     $    396,591           60,540      $     724,198
Reinvestment of distributions               -                -              124              1,534
Less shares repurchased               (48,922)        (603,350)        (107,635)        (1,280,744)
                                   ----------     ------------      -----------      -------------
    Net decrease                      (16,872)    $   (206,759)         (46,971)     $    (555,012)
                                   ==========     ============      ===========      =============

(a) Class R Shares were first publicly offered on April 1, 2003.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Growth Shares

--------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------

                                                                   Six Months
                                                                     Ended
                                                                    6/30/05       Year Ended
                                                                  (unaudited)      12/31/04
CLASS A
Net asset value, beginning of period                               $  12.13        $  11.42
                                                                   --------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $  (0.01)       $   0.04
 Net realized and unrealized gain (loss) on investments               (0.26)           0.68
                                                                   --------        --------
  Net increase (decrease) from investment operations               $  (0.27)       $   0.72
Distributions to shareowners:
 Net investment Income                                                    -           (0.01)
 Net realized gain                                                        -               -
                                                                   --------        --------
Net increase (decrease) in net asset value                         $  (0.27)       $   0.71
                                                                   --------        --------
Net asset value, end of period                                     $  11.86        $  12.13
                                                                   ========        ========
Total return*                                                         (2.23)%          6.29%
Ratio of net expenses to average net assets+                           1.39%**         1.37%
Ratio of net investment income (loss) to average net assets+          (0.18)%**        0.35%
Portfolio turnover rate                                                  84%**          194%
Net assets, end of period (in thousands)                           $417,139        $475,096
Ratios with reductions for fees paid indirectly:
 Net expenses                                                          1.38%**         1.37%
 Net investment income (loss)                                         (0.17)%**        0.35%



Pioneer Growth Shares

----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------
                                                                 Year Ended    Year Ended    Year Ended     Year Ended
                                                                  12/31/03    12/31/02(a)     12/31/01       12/31/00
CLASS A
Net asset value, beginning of period                              $  9.05      $  13.90      $  17.21       $   20.16
                                                                  -------      --------      --------       ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.04)     $  (0.04)     $  (0.04)      $   (0.09)
 Net realized and unrealized gain (loss) on investments              2.41         (4.81)        (3.27)          (1.81)
                                                                  -------      --------      --------       ---------
  Net increase (decrease) from investment operations              $  2.37      $  (4.85)     $  (3.31)      $   (1.90)
Distributions to shareowners:
 Net investment Income                                                  -             -             -               -
 Net realized gain                                                      -             -             -           (1.05)
                                                                  -------      --------      --------       ---------
Net increase (decrease) in net asset value                        $  2.37      $  (4.85)     $  (3.31)      $   (2.95)
                                                                  -------      --------      --------       ---------
Net asset value, end of period                                    $ 11.42      $   9.05      $  13.90       $   17.21
                                                                  =======      ========      ========       =========
Total return*                                                       26.19%       (34.89)%      (19.23)%         (9.57)%
Ratio of net expenses to average net assets+                         1.45%         1.39%         1.18%           1.22%
Ratio of net investment income (loss) to average net assets+        (0.42)%       (0.39)%       (0.29)%         (0.60)%
Portfolio turnover rate                                                47%           88%          111%             58%
Net assets, end of period (in thousands)                          $516,234     $452,070      $836,149       $1,197,025
Ratios with reductions for fees paid indirectly:
 Net expenses                                                        1.45%         1.38%         1.16%           1.19%
 Net investment income (loss)                                       (0.42)%       (0.38)%       (0.27)%         (0.57)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
   Total return would be reduced if sales charges were taken into account. ** Annualized.
+  Ratio with no reduction for fees paid indirectly.
(a)The per share data presented above is based upon the average shares outstanding for the period presented.

26   The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

----------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended
                                                               6/30/05        Year Ended
                                                             (unaudited)       12/31/04
CLASS B
Net asset value, beginning of period                         $  11.11          $ 10.54
                                                             --------          -------
Increase (decrease) from investment operations:
 Net investment loss                                         $  (0.06)         $ (0.06)
 Net realized and unrealized gain (loss) on investments         (0.24)            0.63
                                                             --------          -------
  Net increase (decrease) from investment operations         $  (0.30)         $  0.57
Distributions to shareowners:
 Net realized gain                                                  -                -
                                                             --------          -------
Net increase (decrease) in net asset value                   $  (0.30)         $  0.57
                                                             --------          -------
Net asset value, end of period                               $  10.81          $ 11.11
                                                             ========          =======
Total return*                                                   (2.70)%           5.41%
Ratio of net expenses to average net assets+                     2.32%**          2.27%
Ratio of net investment loss to average net assets+             (1.11)%**        (0.58)%
Portfolio turnover rate                                            84%**           194%
Net assets, end of period (in thousands)                     $148,195          $176,623
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    2.31%**          2.27%
 Net investment loss                                            (1.10)%**        (0.58)%



Pioneer Growth Shares

----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------

                                                            Year Ended    Year Ended    Year Ended    Year Ended
                                                             12/31/03      12/31/02      12/31/01      12/31/00
CLASS B
Net asset value, beginning of period                         $  8.43      $  13.07      $  16.31      $  19.31
                                                             -------      --------      --------      --------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.14)     $  (0.27)     $  (0.17)     $  (0.35)
 Net realized and unrealized gain (loss) on investments         2.25         (4.37)        (3.07)        (1.60)
                                                             -------      --------      --------      --------
  Net increase (decrease) from investment operations         $  2.11      $  (4.64)     $  (3.24)     $  (1.95)
Distributions to shareowners:
 Net realized gain                                                 -             -             -         (1.05)
                                                             -------      --------      --------      --------
Net increase (decrease) in net asset value                   $  2.11      $  (4.64)     $  (3.24)     $  (3.00)
                                                             -------      --------      --------      --------
Net asset value, end of period                               $ 10.54      $   8.43      $  13.07      $  16.31
                                                             =======      ========      ========      ========
Total return*                                                  25.03%       (35.50)%      (19.86)%      (10.25)%
Ratio of net expenses to average net assets+                    2.44%         2.26%         1.98%         2.04%
Ratio of net investment loss to average net assets+            (1.41)%       (1.27)%       (1.09)%       (1.42)%
Portfolio turnover rate                                           47%           88%          111%           58%
Net assets, end of period (in thousands)                     $213,481     $201,822      $400,506      $590,879
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.43%         2.25%         1.97%         2.03%
 Net investment loss                                           (1.40)%       (1.26)%       (1.08)%       (1.41)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**Annualized.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Growth Shares

--------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------
                                                             Six Months
                                                                Ended
                                                               6/30/05      Year Ended
                                                             (unaudited)     12/31/04
CLASS C
Net asset value, beginning of period                           $ 11.23       $ 10.65
                                                               -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.06)      $ (0.06)
 Net realized and unrealized gain (loss) on investments          (0.24)         0.64
                                                               -------       -------
  Net increase (decrease) from investment operations           $ (0.30)      $  0.58
Distributions to shareowners:
 Net realized gain                                                   -             -
                                                               -------       -------
Net increase (decrease) in net asset value                     $ (0.30)      $  0.58
                                                               -------       -------
Net asset value, end of period                                 $ 10.93       $ 11.23
                                                               =======       =======
Total return*                                                    (2.67)%        5.45%
Ratio of net expenses to average net assets+                      2.20%**       2.17%
Ratio of net investment loss to average net assets+              (0.99)%**     (0.46)%
Portfolio turnover rate                                             84%**        194%
Net assets, end of period (in thousands)                       $41,823       $49,881
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     2.19%**       2.17%
 Net investment loss                                             (0.98%)**     (0.46%)



Pioneer Growth Shares

-------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------
                                                           Year Ended   Year Ended   Year Ended    Year Ended
                                                            12/31/03     12/31/02     12/31/01      12/31/00
CLASS C
Net asset value, beginning of period                        $  8.51      $ 13.18      $ 16.42       $  19.45
                                                            -------      -------      -------       --------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.12)     $ (0.23)     $ (0.15)      $  (0.45)
 Net realized and unrealized gain (loss) on investments        2.26        (4.44)       (3.09)         (1.53)
                                                            -------      -------      -------       --------
  Net increase (decrease) from investment operations        $  2.14      $ (4.67)     $ (3.24)      $  (1.98)
Distributions to shareowners:
 Net realized gain                                                -            -            -          (1.05)
                                                            -------      -------      -------       --------
Net increase (decrease) in net asset value                  $  2.14      $ (4.67)     $ (3.24)      $  (3.03)
                                                            -------      -------      -------       --------
Net asset value, end of period                              $ 10.65      $  8.51      $ 13.18       $  16.42
                                                            =======      =======      =======       ========
Total return*                                                 25.15%      (35.43)%     (19.73)%       (10.33)%
Ratio of net expenses to average net assets+                   2.32%        2.25%        1.87%          2.12%
Ratio of net investment loss to average net assets+           (1.29)%      (1.26)%      (0.98)%        (1.51)%
Portfolio turnover rate                                          47%          88%         111%            58%
Net assets, end of period (in thousands)                    $56,358      $45,651      $83,129       $126,287
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.31%        2.24%        1.85%          2.10%
 Net investment loss                                          (1.28%)      (1.25%)      (0.96%)        (1.49%)

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**Annualized.
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   28

Pioneer Growth Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                             Ended           12/11/04
                                                            6/30/05             to
                                                          (unaudited)        12/31/04
INVESTOR CLASS
Net asset value, beginning of period                        $12.14            $11.76
                                                            ------            ------
Increase (decrease) from investment operations:
  Net investment income                                     $ 0.06            $ 0.01
  Net realized and unrealized gain (loss)
   on investments                                            (0.30)             0.37
                                                            ------            ------
  Net increase (decrease) from investment operations        $(0.24)           $ 0.38
                                                            ------            ------
Net increase (decrease) in net asset value                  $(0.24)           $ 0.38
                                                            ------            ------
Net asset value, end of period                              $11.90            $12.14
                                                            ======            ======
Total return*                                                (3.91)%            3.23%(a)
Ratio of net expenses to average net assets+                  0.89%**           0.85%**
Ratio of net investment income to average net
  assets+                                                     0.30%**           0.93%**
Portfolio turnover rate                                         84%**            194%
Net assets, end of period (in thousands)                    $1,293            $6,766
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                0.89%**           0.85%**
  Net investment income                                       0.30%**           0.91%**
Ratios with waiver of management fees and
  assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                0.88%**           0.85%**
  Net investment income                                       0.31%**           0.93%**

(a) Return is not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
** Annualized
+ Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    29

Pioneer Growth Shares

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended
                                                       6/30/05      Year Ended      4/1/03(a)
                                                     (unaudited)     12/31/04      to 12/31/03
CLASS R
Net asset value, beginning of period                   $12.12         $11.45         $ 9.26
                                                       ------         ------         ------
Increase (decrease) from investment operations:
  Net investment income (loss)                         $(0.02)        $ 0.07         $ 0.00(b)
  Net realized and unrealized gain (loss)
   on investments                                       (0.26)          0.65           2.19
                                                       ------         ------         ------
  Net increase (decrease) from investment
   operations                                          $(0.28)        $ 0.72         $ 2.19
Distributions to shareowners:
  Net investment Income                                     -          (0.05)             -
                                                       ------         ------         ------
Net increase (decrease) in net asset value             $(0.28)        $ 0.67         $ 2.19
                                                       ------         ------         ------
Net asset value, end of period                         $11.84         $12.12         $11.45
                                                       ======         ======         ======
Total return*                                           (2.31)%         6.26%         23.65%
Ratio of net expenses to average net assets+             1.56%**        1.37%          1.18%**
Ratio of net investment income (loss) to average
  net assets+                                           (0.35)%**       1.01%         (0.11)%**
Portfolio turnover rate                                    84%**         194%            47%
Net assets, end of period (in thousands)               $  306         $  295         $    4
Ratios with reduction for fees paid indirectly:
  Net expenses                                           1.56%**        1.37%          1.18%**
  Net investment income (loss)                          (0.35)%**       1.01%         (0.11)%**

(a) Class R shares were first publicly offered on April 1,2003.
(b) Amount rounds to less than $0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.

30  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares

-----------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended
                                                             6/30/05     Year Ended
                                                           (unaudited)    12/31/04
CLASS Y
Net asset value, beginning of period                         $12.70        $11.95
                                                             ------        ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $ 0.03        $ 0.13
 Net realized and unrealized gain (loss) on investments       (0.27)         0.71
                                                             ------        ------
  Net increase (decrease) from investment operations         $(0.24)       $ 0.84
Distributions to shareowners:
 Net investment income                                            -         (0.09)
 Net realized gain                                                -             -
                                                             ------        ------
Net increase (decrease) in net asset value                   $(0.24)       $ 0.75
                                                             ------        ------
Net asset value, end of period                               $12.46        $12.70
                                                             ======        ======
Total return*                                                 (1.89)%        7.08%
Ratio of net expenses to average net assets+                   0.70%**       0.67%
Ratio of net investment income (loss) to average net
 assets+                                                       0.51%**       1.02%
Portfolio turnover rate                                          84%**        194%
Net assets, end of period (in thousands)                     $2,583        $2,849
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.70%**       0.66%
 Net investment income (loss)                                  0.51%**       1.02%



Pioneer Growth Shares

-------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------
                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/03     12/31/02     12/31/01     12/31/00
CLASS Y
Net asset value, beginning of period                         $ 9.39      $ 14.34       $ 17.65      $20.37
                                                             ------      -------       -------      ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $ 0.03      $  0.03       $  0.04      $(0.02)
 Net realized and unrealized gain (loss) on investments        2.53        (4.98)        (3.35)      (1.65)
                                                             ------      -------       -------      ------
  Net increase (decrease) from investment operations         $ 2.56      $ (4.95)      $ (3.31)     $(1.67)
Distributions to shareowners:
 Net investment income                                            -            -             -           -
 Net realized gain                                                -            -             -       (1.05)
                                                             ------      -------       -------      ------
Net increase (decrease) in net asset value                   $ 2.56      $ (4.95)      $ (3.31)     $(2.72)
                                                             ------      -------       -------      ------
Net asset value, end of period                               $11.95      $  9.39       $ 14.34      $17.65
                                                             ======      =======       =======      ======
Total return*                                                 27.26%      (34.52)%      (18.75)%     (8.34)%
Ratio of net expenses to average net assets+                   0.71%        0.74%         0.61%       0.66%
Ratio of net investment income (loss) to average net
 assets+                                                       0.32%        0.24%         0.33%      (0.04)%
Portfolio turnover rate                                          47%          88%          111%         58%
Net assets, end of period (in thousands)                     $3,242      $ 3,231       $10,755      $5,908
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.71%        0.73%         0.58%       0.65%
 Net investment income (loss)                                  0.32%        0.25%         0.36%      (0.03)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements    31

Pioneer Growth Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Growth Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek appreciation of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are

Pioneer Growth Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments on futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging

Pioneer Growth Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   strategies and potentially result in a loss. At June 30, 2005 there were no open futures contracts.


C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

-------------------------------------------------

                                        2004
-------------------------------------------------
  Distributions paid from:
  Ordinary income                   $352,043
  Long-term capital gain                   -
                                    --------
   Total                            $352,043
                                    --------

-------------------------------------------------

   The following shows the components of accumulated losses on a federal income tax basis at December 31, 2004.
-------------------------------------------------

                                         2004
-------------------------------------------------
  Undistributed ordinary income   $      72,875
  Capital loss carryforward        (555,071,293)
  Post October loss deferred         (8,291,896)
  Unrealized appreciation            40,453,674
                                  -------------
   Total                          $(522,836,640)
                                  -------------

-------------------------------------------------

Pioneer Growth Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The difference between book basis and tax basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.


D. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $53,747 in underwriting commissions on the sale of Class A shares for the six months ended June 30, 2005.


E. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y and Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.


F. Securities Lending

   The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.


G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% of the excess over $1 billion. The basic fee is subject to a performance adjustment up to a maximum of +/-0.10% based on the Fund's investment performance as compared with the Russell 1000 Growth Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +/-0.10% (a "ceiling" and a "floor"). Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003, the benchmark index was changed from the Russell 1000 Index effective May 1, 2003; however, the Russell 1000 Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the six months ended June 30, 2005, the aggregate performance adjustment resulted in a decrease to the basic fee of $256,428 and the management fee was equivalent to 0.61% of the average daily net assets.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.15% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At June 30, 2005, $28,404 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $527,076 in transfer agent fees payable to PIMSS at June 30, 2005.


4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $8,003 in distribution fees payable to PFD at June 30, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the

Pioneer Growth Shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2005, CDSCs in the amount of $126,700 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, the Fund's expenses were reduced by $30,655 under such arrangements.


6. Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

Pioneer Growth Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. Merger Information

On December 8, 2004, beneficial owners of Safeco Large-Cap Growth Fund (one of the Series that comprised the Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for the Fund's Investor Class shares, based on Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------

                                                         Safeco              Pioneer
                                  Pioneer               Large-Cap         Growth Shares
                               Growth Shares           Growth Fund           (Post-
                           (Pre-Reorganization)   (Pre-Reorganization)   Reorganization)
-------------------------------------------------------------------------------------------
 Net Assets                    $696,269,073            $6,560,837         $702,829,910
 Shares Outstanding              60,757,867               679,972           61,315,761
 Investor Shares Issued                   -                     -              557,894


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    Unrealized Appreciation      Accumulated
                                        on Closing Date             Loss
-------------------------------------------------------------------------------------------
  Safeco Large-Cap Growth Fund              $697,836           $(610,297)

--------------------------------------------------------------------------------

Pioneer Growth Shares

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Growth Shares

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of breakpoints in the Fund's management fee, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Growth Shares

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

   investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2004, the fifth quintile of the peer group for the three years ended June 30, 2004, and the fifth quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees noted that recently the Investment Adviser had changed the portfolio manager for the Fund. The Trustees concluded that the actions of the Investment Adviser in appointing a new portfolio manager with the objective of enhancing performance supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to

Pioneer Growth Shares

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered that the Fund's performance fee structure aligns the interests of shareholders and the Investment Adviser. The Trustees noted that the Investment Adviser was waiving the floor on the management fee but did not take that into consideration in evaluating the contract. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology

Pioneer Growth Shares

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

   in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fees, the Trustees concluded that any perceived or potential economies of scale would be shared in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.


H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Growth Shares

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Growth Shares

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                  Officers
John F. Cogan, Jr., Chairman              John F. Cogan, Jr., President
David R. Bock                             Osbert M. Hood, Executive
Mary K. Bush                                Vice President
Margaret B.W. Graham                      Vincent Nave, Treasurer
Osbert M. Hood                            Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop








Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.





Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


U.S. Equity
Pioneer Fund
Pioneer Balanced Fund
Pioneer Cullen Value Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap
 Growth Fund
Pioneer Oak Ridge Small Cap
 Growth Fund**
Pioneer AmPac Growth Fund(1)
Pioneer Small and Mid Cap
 Growth Fund(2)
Pioneer Growth Leaders Fund(3)
Pioneer Strategic Growth Fund(4)
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund


Asset Allocation
Pioneer Ibbotson Aggressive
 Allocation Fund
Pioneer Ibbotson Conservative
 Allocation Fund
Pioneer Ibbotson Moderate
 Allocation Fund
Pioneer Ibbotson Growth
 Allocation Fund


International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Equity Fund
Pioneer International Equity Fund
Pioneer International Value Fund


Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer California Tax Free
 Income Fund
Pioneer Global High Yield Fund
Pioneer High Yield Fund
Pioneer Municipal Bond Fund
Pioneer Short Term Income Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund


Money Market
Pioneer Cash Reserves Fund*
Pioneer Tax Free Money Market Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3) Formerly Pioneer Papp Stock Fund
(4) Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income - individuals can contribute up to $4,000 ($4,500 if age 50 or older). Contributions may be tax-deductible depending upon income level and participation in an employer-sponsored plan. Earnings are tax-deferred and must be included in income when received. Withdrawals may be subject to a 10% penalty if taken before age 59 1/2.

Roth IRA*
No age limit. Individual's ability to contribute is determined by modified Adjusted Gross Income (AGI) and filing status. Individuals filing single, earning less than $110,000 and married filing jointly, earning less than $160,000 are able to contribute.

Individuals can contribute up to $4,000 ($4,500 if age 50 or older). Contributions are not tax-deductible, but actual amounts contributed may generally be withdrawn at any time without tax or penalty. Earnings may be tax and penalty free if certain conditions are met.**

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year ($18,000 if age 50 or older). In addition, each year the business may contribute up to 25% of pay for a maximum contribution amount of $42,000 ($46,000 if age 50 or older).

Uni-DB Plan
A full service defined benefit plan for successful professional business owners over age 45 with five or fewer employees. Annual employer contributions are required. The plan allows for the maximum deductible contribution. No specific contribution limits, but payments beginning at retirement age are limited to 100% of pay up to $170,000 and are determined by an actuary.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000 ($18,000 if age 50 or older) per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.


Most retirement plan withdrawals must meet specific conditions to avoid penalties. Employer sponsored plans withdrawals are restricted to certain events, such as termination, death or disability.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
Designed for employers with 100 or fewer eligible employees. Employees can defer up to $10,000 ($12,000 if age 50 or older). Employer makes additional required contributions.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year ($18,000 if age 50 or older).

SEP-IRA
Lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

 * Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. Refer to IRS Publication 590 for additional information or call our Retirement Plans Information line at 1-800-622-0176.

** Qualified distributions may be withdrawn after 5 years and one of the following: attainment of age 59 1/2, disability or death.


Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com.
Most retirement plan withdrawals must meet specific conditions to avoid penalties. Employer sponsored plans withdrawals are restricted to certain events, such as termination, death or disability.

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50

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                           This page for your notes.

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                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.